Nominal values and average hedge ratio for derivatives (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Interest rate
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	10,147,731
Average hedge ratio	100.00%
Interest rate | Not later than 1 year
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	190,000
Average hedge ratio	100.00%
Interest rate | 1 ~ 2 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	737,632
Average hedge ratio	100.00%
Interest rate | 2 ~ 3 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	723,177
Average hedge ratio	100.00%
Interest rate | 3 ~ 4 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	707,254
Average hedge ratio	100.00%
Interest rate | 4 ~ 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,305,584
Average hedge ratio	100.00%
Interest rate | More than 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	6,484,084
Average hedge ratio	100.00%
Exchange risk
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	6,858,779
Average hedge ratio	100.00%
Exchange risk | Not later than 1 year
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	2,731,517
Average hedge ratio	100.00%
Exchange risk | 1 ~ 2 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,958,746
Average hedge ratio	100.00%
Exchange risk | 2 ~ 3 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	827,158
Average hedge ratio	100.00%
Exchange risk | 3 ~ 4 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	1,038,935
Average hedge ratio	100.00%
Exchange risk | 4 ~ 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	302,423
Average hedge ratio	100.00%
Exchange risk | More than 5 years
Nominal values and average hedge ratio for derivatives [Line Items]
Nominal values	0
Average hedge ratio	0.00%